INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2020
Income Tax Disclosure [Abstract]
Schedule of components of income (loss) before income tax benefit (expense)
The components of income (loss) before income tax benefit (expense) from continuing operations are as follows:

	Year Ended December 31,
	2020	2019	2018

The Netherlands	$469	$(11,508)	$(13,107)
Subsidiaries outside of the Netherlands	5,523	5,804	2,728
Income (loss) before income tax expenses	$5,992	$(5,704)	$(10,379)

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities are as follows:

	December 31,
	2020	2019

Deferred tax assets:
Operating loss carryforwards	$16,694	$20,171
Capital loss carryforwards	159	148
Allowance for doubtful accounts	110	14
Tax credit carryforwards	560	560
Accrued expenses and other	774	691
Research and development expenses	432	-
Total deferred tax assets	18,729	21,584

Deferred tax liabilities:
Depreciation of property and equipment	(115)	(62)
	18,614	21,522
Valuation allowance	(17,445)	(21,046)
Deferred tax assets, net	$1,169	$476

Schedule of Effective Income Tax Rate
The Company's effective income tax rate differs from the Netherlands' statutory rate of 25% as follows:

	Year Ended December 31,
	2020	2019	2018

Effective loss (income) tax benefit from continuing operations at statutory rate	$(1,498)	$1,426	$2,595
Rate differential	610	1,024	682
Non-deductible expense	(857)	(584)	(565)
Adjustments to prior year tax losses	(3,604)	(429)	(408)
Changes in valuation allowance	3,601	(2,568)	(2,577)
Other	1,158	(418)	(412)
Income tax expense from continuing operations	$(590)	$(1,549)	$(685)